Financial instruments - Schedule of financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Current assets	$ 0	$ 0	$ 0
Non-current assets	417	1,285	1,392
Financial assets measured at amortized cost
Disclosure of financial assets [line items]
Current assets	448,624	308,255	306,468
Non-current assets	0	0	0
Cash and cash equivalents | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Current assets	0	0	0
Cash and cash equivalents | Financial assets measured at amortized cost
Disclosure of financial assets [line items]
Current assets	334,850	206,911	217,352
Short-term investments | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Current assets	0	0	0
Short-term investments | Financial assets measured at amortized cost
Disclosure of financial assets [line items]
Current assets	80,000	67,756	67,891
Accounts receivable, net | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Current assets	0	0	0
Accounts receivable, net | Financial assets measured at amortized cost
Disclosure of financial assets [line items]
Current assets	30,778	32,517	21,198
Accrued income | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Current assets	0	0	0
Accrued income | Financial assets measured at amortized cost
Disclosure of financial assets [line items]
Current assets	$ 2,996	1,071	27
Financial assets at fair value through profit or loss | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Non-current assets		1,285	1,392
Financial assets at fair value through profit or loss | Financial assets measured at amortized cost
Disclosure of financial assets [line items]
Non-current assets		$ 0	$ 0